Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000133119 | Health Care
Holdings [Line Items]
Percent of Total Investments	99.30%
C000133119 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.60%
C000133119 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133120 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000133120 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000133120 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000133120 | Industrials
Holdings [Line Items]
Percent of Total Investments	39.50%
C000133120 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.00%
C000133120 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000133120 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000133120 | Energy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000133121 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000133121 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000133121 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.30%
C000133121 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000133121 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.20%
C000133121 | Communication Services
Holdings [Line Items]
Percent of Total Investments	21.10%
C000133121 | Financials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000133122 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.60%
C000133122 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133122 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.00%
C000133122 | Communication Services
Holdings [Line Items]
Percent of Total Investments	25.50%
C000133122 | Financials
Holdings [Line Items]
Percent of Total Investments	30.80%
C000209702 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000209702 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000209702 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.30%
C000209702 | Financials
Holdings [Line Items]
Percent of Total Investments	48.70%
C000209702 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226276 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.70%
C000226276 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226276 | Industrials
Holdings [Line Items]
Percent of Total Investments	57.40%
C000226276 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000226276 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000226276 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164426 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000164426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.40%
C000164426 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.90%
C000164426 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.80%
C000164426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164426 | Materials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000164427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	54.60%
C000164427 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000164427 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000164427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.30%